Equity-accounted investees - Dream Job (Details) - RUB (₽) ₽ in Thousands		12 Months Ended
	Apr. 20, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Cash consideration transferred		₽ 426,998	₽ 0	₽ 234,730
Dream Job LLC [Member]
Disclosure of associates [line items]
Percentage of voting interest acquired	25.00%
Cash consideration transferred	₽ 60,000
The Group's share of: loss from continuing operations		(7,254)
The Group's share of: total comprehensive loss		₽ (7,254)